April 2021
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Anita Wells
Account Administrator
(312)-332-6574
anita.wells@usbank.com
https://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
CIBC Inc.
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Assocation
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Park Bridge Lender Services LLC
Payment Date:
Apr 16, 2021
Prior Payment:
Mar 17, 2021
Next Payment:
May 17, 2021
Record Date:
Mar 31, 2021
Determination Date:
Apr 12, 2021
First Payment Date:
Oct 20, 2014
Closing Date:
Sep 30, 2014
Cut-off Date:
Sep 1, 2014
Final Distribution Date:
Oct 17, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Historical Loan Modification Report

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Defeased Loan Detail

Delinquent Loan Detail

Specially Serviced Loan Detail

Specially Serviced Loan Comment

Other Related Information

REO Additional Detail

Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Amount
Amount
Amount
Deficit
Expense
Balance
Outstanding
A-1
1.68600%
36,300,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
3.19400%
288,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
3.62100%
67,800,000.00
49,051,828.83
5,818,168.57
666,152.51
6,484,321.08
0.00
0.00
43,233,660.26
A-3
3.64600%
115,000,000.00
113,213,165.66
0.00
343,979.33
343,979.33
0.00
0.00
113,213,165.66
A-4
3.92300%
215,535,000.00
215,535,000.00
0.00
704,619.84
704,619.84
0.00
0.00
215,535,000.00
X-A
0.84347%
767,146,000.00
421,710,994.49
0.00
470,418.75
470,418.75
0.00
0.00
415,892,825.92
A-S
4.11000%
43,911,000.00
43,911,000.00
0.00
150,395.18
150,395.18
0.00
0.00
43,911,000.00
100.00%
B
4.63345%
81,364,000.00
81,364,000.00
0.00
314,163.10
314,163.10
0.00
0.00
81,364,000.00
100.00%
PST
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
4.67645%
61,991,000.00
61,991,000.00
0.00
241,581.32
241,581.32
0.00
0.00
61,991,000.00
100.00%
X-B
0.34017%
191,141,000.00
191,141,000.00
0.00
54,183.80
54,183.80
0.00
0.00
191,141,000.00
X-C
1.67645%
43,910,000.00
43,910,000.00
0.00
61,343.96
61,343.96
0.00
0.00
43,910,000.00
X-D
1.67645%
30,996,667.00
30,990,499.50
0.00
43,294.92
43,294.92
0.00
0.00
30,990,499.50
D
3.38900%
47,786,000.00
47,786,000.00
0.00
134,955.63
134,955.63
0.00
0.00
47,786,000.00
E
3.00000%
25,829,000.00
25,829,000.00
0.00
60,260.75
60,260.75
0.00
0.00
25,829,000.00
F
3.00000%
18,081,000.00
18,081,000.00
0.00
0.00
0.00
0.00
0.00
18,081,000.00
G
3.00000%
30,996,667.00
30,990,499.50
0.00
0.00
0.00
0.00
0.00
30,990,499.50
V
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
300-A
3.74900%
67,400,000.00
67,400,000.00
0.00
217,587.79
217,587.79
0.00
0.00
67,400,000.00
300-B
3.99600%
39,000,000.00
39,000,000.00
0.00
134,199.00
134,199.00
0.00
0.00
39,000,000.00
300-C
4.49000%
57,000,000.00
57,000,000.00
0.00
220,384.17
220,384.17
0.00
0.00
57,000,000.00
300-D
5.27900%
49,000,000.00
49,000,000.00
0.00
222,744.47
222,744.47
0.00
0.00
49,000,000.00
300-E
4.68959%
32,000,000.00
32,000,000.00
0.00
129,224.37
129,224.37
0.00
0.00
32,000,000.00
Totals:
1,277,593,667.00
932,152,493.99
5,818,168.57
4,169,488.89
9,987,657.46
0.00
0.00
926,334,325.42
April 2021
PAYMENT DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Amount
Amount
Amount
Deficit
Expense
Balance
Outstanding
A-S
4.11000%
43,911,000.00
43,911,000.00
0.00
150,395.18
150,395.18
0.00
0.00
43,911,000.00
100.00%
B
4.63345%
81,364,000.00
81,364,000.00
0.00
314,163.10
314,163.10
0.00
0.00
81,364,000.00
100.00%
PST
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
4.67645%
61,991,000.00
61,991,000.00
0.00
241,581.32
241,581.32
0.00
0.00
61,991,000.00
100.00%
Totals:
187,266,000.00
187,266,000.00
0.00
706,139.59
706,139.59
0.00
0.00
187,266,000.00
April 2021
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Beginning
Principal
Interest
Total
Ending
Class Certificate
Distribution
Distribution
Distribution
Realized
Class Certificate
Class
Cusip
Balance
Amount
Amount
Amount
Loss
Balance
A-1
61763XAA4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
61763XAB2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-SB
61763XAC0
0.72347830
0.08581370
0.00982526
0.09563895
0.00000000
0.63766461
A-3
61763XAD8
0.98446231
0.00000000
0.00299112
0.00299112
0.00000000
0.98446231
A-4
61763XAE6
1.00000000
0.00000000
0.00326917
0.00326917
0.00000000
1.00000000
X-A
61763XAG1
0.54971413
0.00000000
0.00061321
0.00061321
0.00000000
0.54212995
A-S
61763XAH9
1.00000000
0.00000000
0.00342500
0.00342500
0.00000000
1.00000000
B
61763XAJ5
1.00000000
0.00000000
0.00386121
0.00386121
0.00000000
1.00000000
PST
61763XAK2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
61763XAL0
1.00000000
0.00000000
0.00389704
0.00389704
0.00000000
1.00000000
X-B
61763XAM8
1.00000000
0.00000000
0.00028348
0.00028348
0.00000000
1.00000000
X-C
61763XAP1
1.00000000
0.00000000
0.00139704
0.00139704
0.00000000
1.00000000
X-D
61763XAR7
0.99980103
0.00000000
0.00139676
0.00139676
0.00000000
0.99980103
D
61763XAT3
1.00000000
0.00000000
0.00282417
0.00282417
0.00000000
1.00000000
E
61763XAV8
1.00000000
0.00000000
0.00233307
0.00233307
0.00000000
1.00000000
F
61763XAX4
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
G
61763XAZ9
0.99980103
0.00000000
0.00000000
0.00000000
0.00000000
0.99980103
V
61763XBC9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
61763XBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
300-A
61763XBF2
1.00000000
0.00000000
0.00322831
0.00322831
0.00000000
1.00000000
300-B
61763XBH8
1.00000000
0.00000000
0.00344100
0.00344100
0.00000000
1.00000000
300-C
61763XBK1
1.00000000
0.00000000
0.00386639
0.00386639
0.00000000
1.00000000
300-D
61763XBM7
1.00000000
0.00000000
0.00454581
0.00454581
0.00000000
1.00000000
300-E
61763XBP0
1.00000000
0.00000000
0.00403826
0.00403826
0.00000000
1.00000000
April 2021
FACTOR DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Collateral
Collateral
Excess
Cumulative
Beginning
Scheduled
Unscheduled
Support Deficit
Support
Trust Advisor
Ending
Realized
Class
Balance
Principal
Principal
Recovered
Deficit
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
49,051,828.83
1,018,487.39
4,799,681.18
0.00
0.00
0.00
43,233,660.26
0.00
A-3
113,213,165.66
0.00
0.00
0.00
0.00
0.00
113,213,165.66
0.00
A-4
215,535,000.00
0.00
0.00
0.00
0.00
0.00
215,535,000.00
0.00
A-S
43,911,000.00
0.00
0.00
0.00
0.00
0.00
43,911,000.00
0.00
B
81,364,000.00
0.00
0.00
0.00
0.00
0.00
81,364,000.00
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
61,991,000.00
0.00
0.00
0.00
0.00
0.00
61,991,000.00
0.00
D
47,786,000.00
0.00
0.00
0.00
0.00
0.00
47,786,000.00
0.00
E
25,829,000.00
0.00
0.00
0.00
0.00
0.00
25,829,000.00
0.00
F
18,081,000.00
0.00
0.00
0.00
0.00
0.00
18,081,000.00
0.00
G
30,990,499.50
0.00
0.00
0.00
0.00
0.00
30,990,499.50
7,756.48
300-A
67,400,000.00
0.00
0.00
0.00
0.00
0.00
67,400,000.00
0.00
300-B
39,000,000.00
0.00
0.00
0.00
0.00
0.00
39,000,000.00
0.00
300-C
57,000,000.00
0.00
0.00
0.00
0.00
0.00
57,000,000.00
0.00
300-D
49,000,000.00
0.00
0.00
0.00
0.00
0.00
49,000,000.00
0.00
300-E
32,000,000.00
0.00
0.00
0.00
0.00
0.00
32,000,000.00
0.00
Totals:
932,152,493.99
1,018,487.39
4,799,681.18
0.00
0.00
0.00
926,334,325.42
7,756.48
April 2021
PRINCIPAL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Excess
Charges/
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Interest
Prepayment Premium
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
148,013.89
0.00
518,138.62
0.00
0.00
518,138.62
666,152.51
0.00
A-3
343,979.33
0.00
0.00
0.00
0.00
0.00
343,979.33
0.00
A-4
704,619.84
0.00
0.00
0.00
0.00
0.00
704,619.84
0.00
X-A
296,415.77
0.00
174,002.98
0.00
0.00
174,002.98
470,418.75
0.00
A-S
150,395.18
0.00
0.00
0.00
0.00
0.00
150,395.18
0.00
B
314,163.10
0.00
0.00
0.00
0.00
0.00
314,163.10
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
241,581.32
0.00
0.00
0.00
0.00
0.00
241,581.32
0.00
X-B
54,183.80
0.00
0.00
0.00
0.00
0.00
54,183.80
0.00
X-C
61,343.96
0.00
0.00
0.00
0.00
0.00
61,343.96
0.00
X-D
43,294.92
0.00
0.00
0.00
0.00
0.00
43,294.92
0.00
D
134,955.63
0.00
0.00
0.00
0.00
0.00
134,955.63
0.00
E
64,572.50
0.00
4,311.75
4,311.75
0.00
0.00
60,260.75
128,028.94
F
45,202.50
0.00
45,202.50
45,202.50
0.00
0.00
0.00
756,468.05
G
77,476.25
0.00
77,476.25
77,476.25
0.00
0.00
0.00
4,312,422.54
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
300-A
217,587.79
0.00
0.00
0.00
0.00
0.00
217,587.79
0.00
300-B
134,199.00
0.00
0.00
0.00
0.00
0.00
134,199.00
0.00
300-C
220,384.17
0.00
0.00
0.00
0.00
0.00
220,384.17
0.00
300-D
222,744.47
0.00
0.00
0.00
0.00
0.00
222,744.47
0.00
300-E
129,224.37
0.00
0.01
0.01
0.00
0.00
129,224.37
72.95
Totals:
3,604,337.80
0.00
819,132.11
126,990.51
0.00
692,141.60
4,169,488.89
5,196,992.48
April 2021
INTEREST DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Interest
Fees
Scheduled Interest
3,531,186.14
Master Servicing Fee
5,675.30
Interest Adjustments
(12,189.12)
Certificate Administrator Fee
1,578.99
Deferred Interest
0.00
Trustee Fee
1,578.99
Net Prepayment Interest Shortfall
0.00
Custodian Fee
0.00
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
874.78
Interest Reserve (Deposit)/Withdrawal
0.00
CREFC License Fee
393.89
Interest Collections
3,518,997.02
Special Servicing Fee
33,103.89
Workout Fee
0.00
Liquidation Fee
0.00
Principal
Special Serv Fee plus Adj.
33,103.89
Scheduled Principal
1,018,487.39
Miscellaneous Fee
0.00
Unscheduled Principal
4,799,681.18
Fee Distributions
41,626.85
Principal Adjustments
0.00
Principal Collections
5,818,168.57
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
12,189.12
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
(22.88)
Yield Maintenance
692,141.60
Additional Trust Fund Expenses
12,166.24
Prepayment Premium
0.00
Other Collections
692,141.60
Payments to Certificateholders
Interest Distribution
3,477,347.29
Principal Distribution
5,818,168.57
Yield Maintenance
692,141.60
Available Distribution Amount
9,307,704.98
Prepayment Premium
0.00
Payments to Certificateholders
9,987,657.46
Total Collections
10,029,307.19
Total Distribution
10,017,118.07
Funds Collection
Funds Distribution
April 2021
RECONCILIATION OF FUNDS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Interest Accrual Period
03/01/2021 - 03/31/2021
P&I Advances: (Mortgage Loans and 300 North LaSalle B Note)
Master
Stated Principal Balance (Mortgage Loans and 300 North LaSalle B Note)
Mortgage Loans
Servicer
Trustee
Principal*
0.00
0.00
Beginning
Ending
Beginning
Ending
Interest*
0.00
0.00
687,752,493.99
681,934,325.42
244,400,000.00
244,400,000.00
Total Current Advances*
5,460,268.15
0.00
Int. on Advances*
0.00
0.00
Master
Unpaid Principal Balance of the Mortgage Loans and 300 North LaSalle B Note
300 North LaSalle B Note
Servicer
Trustee
Mortgage Loans
300 B-Note
Principal*
0.00
0.00
684,433,203.93
244,400,000.00
Interest*
0.00
0.00
Total Current Advances*
0.00
0.00
Ending Loan Count
52
Int. on Advances*
0.00
0.00
Mortgage Loans
Servicing Advances:
Master
Special
Weighted Average Remaining Term to Maturity
40
Servicer
Servicer
Trustee
Weighted Average Mortgage Rate
4.6890%
Int. on Advances (Mtg. Loans)
0.00
0.00
0.00
Int. on Advances (300 B-Note)
0.00
0.00
0.00
300 North LaSalle B Note
Weighted Average Remaining Term to Maturity
40
Disclosable Special Servicer Fees
Weighted Average Mortgage Rate
4.5449%
Commission
0.00
Brokerage Fee
0.00
Specially Serviced Loans that are not Delinquent
Rebate
0.00
Count
Balance
Shared Fee
0.00
0
0.00
Other
0.00
Available
Sched Prin
Unsched Prin
Current but not Specially Serviced Loans
Distribution Amounts
Distribution Amt
Distribution Amt
Distribution Amt
(Foreclosure Proceedings Commenced, but not REO Property)
Total
9,307,704.98
1,018,487.39
4,799,681.18
Count
Balance
Class 300 Certificates
924,139.80
0.00
0.00
0
0.00
* Current advances are not provided by the Servicer
Mortgage Loans
300 North LaSalle B Note
April 2021
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

April 2021
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance
4
54,979,480.48
No comment provided
54,979,480.16
13
23,149,178.36
Forbearance agreement was executed with obligors on 12/31/20, providing for repayment of deferred monthly payments (June - Dec. 2020) from July to Dec. 2021.
23,404,955.48
21
11,575,604.21
Forbearance agreement was executed with obligors on 12/31/20, providing for repayment of deferred monthly payments (June - Dec. 2020) from July to Dec. 2021.
11,704,591.79
48
4,677,210.43
No comment provided
4,677,210.43

April 2021
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
14
0.00
0.00
0.00
0.00
0.00
Jan 2018
500.00
500.00
0.00
0.00
14
0.00
500.00
0.00
0.00
0.00
Jun 2018
4,000.00
4,500.00
0.00
0.00
14
0.00
4,500.00
0.00
0.00
0.00
Nov 2018
95,758.51
100,258.51
0.00
0.00
14
0.00
100,258.51
0.00
0.00
0.00
Jan 2019
(69,816.32)
30,442.19
0.00
0.00
14
0.00
30,442.19
0.00
0.00
0.00
Apr 2019
4,069.64
34,511.83
0.00
0.00
14
0.00
34,511.83
0.00
0.00
0.00
Jun 2019
150.00
34,661.83
0.00
0.00
14
0.00
34,661.83
0.00
0.00
0.00
Nov 2019
(32,596.83)
2,065.00
0.00
0.00
14
0.00
2,065.00
0.00
0.00
0.00
Feb 2021
4,103.33
6,168.33
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
6,168.33
6,168.33
0.00
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

April 2021
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
1
0.00
6,078,784.02
0
4
69,053,328.53
0
0
0.00
2
23,448,490.12
Apr 2021
0.00
0.7%
0.0%
7.5%
0.0%
0.0%
2.5%
1
4,807,711.10
0.5%
0
6,094,124.33
0.00
1
4
69,161,838.98
0
0
0.00
2
23,459,696.73
Mar 2021
0.00
0.0%
0.7%
7.4%
0.0%
0.0%
2.5%
0
0.00
0.0%
0
6,112,008.40
0.00
1
4
69,298,798.39
0
0
0.00
2
23,473,270.67
Feb 2021
0.00
0.0%
0.7%
7.4%
0.0%
0.0%
2.5%
0
0.00
0.0%
1
0.00
6,127,202.02
0
4
69,406,250.17
0
0
0.00
2
23,484,378.02
Jan 2021
0.00
0.7%
0.0%
7.4%
0.0%
0.0%
2.5%
0
0.00
0.0%
0
31,980,856.09
0.00
2
3
43,674,711.13
0
0
0.00
2
23,495,440.89
Dec 2020
0.00
0.0%
3.4%
4.7%
0.0%
0.0%
2.5%
0
0.00
0.0%
2
0.00
32,040,662.00
0
3
43,747,054.19
0
0
0.00
2
23,507,267.91
Nov 2020
0.00
3.4%
0.0%
4.7%
0.0%
0.0%
2.5%
0
0.00
0.0%
1
0.00
6,173,254.79
0
4
69,735,476.84
0
0
0.00
2
23,518,239.10
Oct 2020
0.00
0.7%
0.0%
7.4%
0.0%
0.0%
2.5%
1
16,894,382.90
1.8%
0
55,556,593.38
0.00
1
4
69,850,761.47
0
0
0.00
2
23,529,977.74
Sep 2020
0.00
0.0%
5.8%
7.3%
0.0%
0.0%
2.5%
0
0.00
0.0%
1
11,721,599.31
55,631,865.90
1
3
58,234,233.93
0
0
0.00
2
23,540,857.97
Aug 2020
0.00
5.8%
1.2%
6.1%
0.0%
0.0%
2.5%
0
0.00
0.0%
1
23,472,169.02
11,738,536.10
1
2
34,849,746.88
0
1
6,301,773.61
1
17,249,921.01
Jul 2020
0.00
1.2%
2.5%
3.6%
0.0%
0.7%
1.8%
0
0.00
0.0%
1
8,821,150.87
23,508,750.49
1
1
26,087,499.28
0
1
6,313,382.56
1
17,249,921.01
Jun 2020
0.00
2.5%
0.9%
2.7%
0.0%
0.7%
1.8%
0
0.00
0.0%
2
26,126,425.19
64,699,637.49
1
0
0.00
0
1
6,324,129.31
1
17,249,921.01
May 2020
0.00
6.7%
2.7%
0.0%
0.0%
0.7%
1.8%
0
0.00
0.0%
1
0.00
26,169,023.45
0
0
0.00
0
1
6,335,651.60
1
17,249,921.01
Apr 2020
0.00
2.7%
0.0%
0.0%
0.0%
0.7%
1.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
6,346,309.15
1
17,249,921.01
Mar 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.7%
1.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
6,358,567.10
1
17,249,921.01
Feb 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.7%
1.8%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

April 2021
Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
45
827,753,722.75
89.36%
827,753,729.30
1
6,078,784.02
0.66%
6,112,010.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
69,053,328.53
7.45%
69,941,592.68
50
902,885,835.30
97.47%
903,807,332.58
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
23,448,490.12
2.53%
25,025,871.35
2
23,448,490.12
2.53%
25,025,871.35
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
45
827,753,722.75
89.36%
827,753,729.30
1
6,078,784.02
0.66%
6,112,010.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6
92,501,818.65
9.99%
94,967,464.03
52
926,334,325.42
100.00%
928,833,203.93
All Groups
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
44
583,353,722.75
85.54%
583,353,729.30
1
6,078,784.02
0.89%
6,112,010.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
69,053,328.53
10.13%
69,941,592.68
49
658,485,835.30
96.56%
659,407,332.58
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
23,448,490.12
3.44%
25,025,871.35
2
23,448,490.12
3.44%
25,025,871.35
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
44
583,353,722.75
85.54%
583,353,729.30
1
6,078,784.02
0.89%
6,112,010.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6
92,501,818.65
13.56%
94,967,464.03
51
681,934,325.42
100.00%
684,433,203.93
Group 1

April 2021
Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1
244,400,000.00
100.00%
244,400,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
244,400,000.00
100.00%
244,400,000.00
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1
244,400,000.00
100.00%
244,400,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
244,400,000.00
100.00%
244,400,000.00
Group 2
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

April 2021
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
14
ND
17,249,921.01
20,621,255.51
5,400,000.00
09/30/2021
856,523.00
06/02/2017
Williston
Lodging
20,000,000.00
07/10/2020
36
IN
6,198,569.11
6,816,789.77
3,100,000.00
09/30/2021
237,704.00
07/28/2020
Warsaw
Retail
7,000,000.00
09/28/2020
Count:
Totals:
2
23,448,490.12
27,438,045.28
8,500,000.00
1,094,227.00
27,000,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

April 2021
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

April 2021
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
11,852.62
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
54,979,480.48
0.00
0.00
4
5,533.89
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25,664,965.69
0.00
0.00
11
4,990.98
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
23,149,178.36
0.00
0.00
13
3,713.52
0.00
0.00
0.00
0.00
81,674.66
0.00
0.00
0.00
17,249,921.01
0.00
22.88
14
2,495.75
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
11,575,604.21
0.00
0.00
21
1,868.38
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
8,663,580.27
0.00
0.00
27
1,311.93
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,078,784.02
0.00
0.00
35
1,336.82
0.00
0.00
12,189.12
0.00
0.00
0.00
0.00
0.00
6,198,569.11
0.00
0.00
36
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-692,141.59
45
153,560,083.15
Count:
Totals:
9
33,103.89
0.00
0.00
12,189.12
0.00
81,674.66
0.00
0.00
0.00
0.00
-692,118.71
Total Interest Shortfall hitting the Trust:
-565,151.04
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

April 2021
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
11
09/01/2020
0.00
11/12/2020
30,080,000.00
10/12/2020
0.00
148,347.06
13
09/01/2020
1,259,646.52
09/11/2020
25,000,000.00
08/25/2020
0.00
31,482.76
14
03/01/2016
15,693,860.17
10/13/2020
5,400,000.00
07/10/2020
0.00
894,993.18
36
03/01/2020
3,037,577.49
11/12/2020
3,100,000.00
09/28/2020
12,189.12
113,877.30
Count:
Totals:
4
19,991,084.18
63,580,000.00
12,189.12
1,188,700.30

April 2021
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Retail
XX
08/01/19
07/01/19
2
Office
IL
08/10/24
N
94,027,377.36
576,421.07
0.00
04/10/21
0.00
0
280,219.63
0.00
3.450
2.85
06/30/20
2A
Office
08/10/24
N
244,400,000.00
925,661.40
0.00
04/10/21
0.00
0
925,661.40
0.00
4.398
0.00
3
Retail
CA
10/01/24
N
60,500,000.00
241,210.14
0.00
04/01/21
0.00
0
241,210.14
0.00
4.630
1.20
12/31/20
4
Various
04/16/20 XX
08/01/24
N
54,979,480.48
298,677.57
0.00
04/01/21
0.00
0
220,797.50
0.00
4.657
2.02
12/31/19
5
Office
CA
08/01/19
05/30/19
6
Office
PR
09/01/24
N
36,844,414.52
199,737.70
0.00
04/01/21
0.00
0
139,066.56
0.00
4.376
3.09
12/31/20
7
Various
XX
09/01/19
06/28/19
8
Multifamily
TN
02/01/24
N
32,507,617.42
181,541.69
0.00
04/01/21
0.00
0
142,095.06
0.00
5.070
1.35
07/31/20
9
Retail
VA
07/01/26
N
29,266,150.29
167,173.36
0.00
04/01/21
0.00
0
127,188.63
0.00
5.040
1.27
12/31/20
10
Office
CA
09/01/24
N
28,500,000.00
110,437.50
0.00
04/01/21
0.00
0
110,437.50
0.00
4.500
0.00
11
Various
12/16/19 XX
10/01/19
N
25,664,965.69
158,623.42
0.00
09/01/20
0.00
6
117,770.51
0.00
5.320
1.19
12/31/19
12
Retail
CA
10/01/19
09/03/19
13
Various
04/16/20 XX
08/01/24
N
23,149,178.36
132,575.53
0.00
09/01/20
0.00
6
97,823.31
0.00
4.900
1.73
12/31/19
14
Lodging
10/14/15 ND
09/01/24
N
17,249,921.01
0.00
0.00
03/01/16
0.00
6
0.00
0.00
5.510
0.81
12/31/19
15
Multifamily
OH
08/01/19
05/01/19
16
Office
CA
09/01/24
N
18,039,979.09
93,714.80
0.00
04/01/21
0.00
0
69,965.84
0.00
4.498
2.27
12/31/20
17
Mixed Use
NC
07/01/24
09/30/20
18
Retail
CA
08/01/24
N
16,052,835.72
81,750.70
0.00
04/01/21
0.00
0
59,660.30
0.00
4.310
2.35
12/31/20
19
Various
XX
07/01/24
N
14,596,513.11
76,896.66
0.00
04/01/21
0.00
0
57,893.68
0.00
4.600
1.89
12/31/20
20
Office
CA
09/01/24
N
13,388,527.13
71,022.13
0.00
04/01/21
0.00
0
50,344.12
0.00
4.360
1.94
12/31/20
21
Various
04/16/20 XX
08/01/24
N
11,575,604.21
65,961.48
0.00
09/01/20
0.00
6
48,417.50
0.00
4.850
1.71
12/31/19
22
Office
NC
09/01/24
N
10,156,263.65
58,698.92
0.00
04/01/21
0.00
0
42,135.29
0.00
4.810
1.84
12/31/20
23
Industrial
CA
10/01/44
N
10,283,159.82
57,248.99
0.00
04/01/21
0.00
0
41,257.26
0.00
4.652
0.00
24
Office
FL
10/01/24
N
10,225,641.89
58,379.94
0.00
04/01/21
0.00
0
43,210.53
0.00
4.900
2.71
09/30/20
25
Multifamily
NV
07/01/19
03/27/17
26
Multifamily
CA
09/01/24
N
10,233,994.05
52,579.90
0.00
04/01/21
0.00
0
38,827.57
0.00
4.400
1.59
12/31/20
27
Lodging
04/09/20 TX
09/01/24
N
8,663,580.27
50,860.62
0.00
03/01/20
0.00
6
35,499.28
0.00
4.750
1.61
12/31/19
28
Lodging
MS
08/01/24
N
8,388,694.76
48,361.16
0.00
04/01/21
0.00
0
32,855.75
0.00
4.540
1.82
12/31/20
29
Multifamily
NV
07/01/19
04/01/19
30
Retail
LA
08/01/24
N
8,373,731.09
44,241.43
0.00
04/01/21
0.00
0
32,364.26
0.00
4.482
2.26
12/31/20
31
Office
VA
09/01/24
N
7,620,659.13
43,597.41
0.00
04/01/21
0.00
0
31,613.98
0.00
4.810
2.13
12/31/20
32
Various
XX
09/01/24
N
7,352,563.12
43,749.86
0.00
04/01/21
0.00
0
31,032.99
0.00
4.893
1.24
12/31/20
33
Mixed Use
CT
09/01/24
N
8,000,000.00
33,480.00
0.00
04/01/21
0.00
0
33,480.00
0.00
4.860
1.48
12/31/20
34
Retail
FL
07/01/24
N
6,984,976.57
40,610.29
0.00
04/01/21
0.00
0
27,779.35
0.00
4.610
1.60
12/31/20
35
Lodging
03/26/20 LA
09/01/24
N
6,078,784.02
42,366.06
0.00
02/01/21
0.00
1
27,025.75
0.00
5.150
0.57
12/31/19
36
Retail
03/22/19 IN
08/01/24
N
6,198,569.11
36,178.53
0.00
03/01/20
0.00
6
24,971.92
0.00
4.670
0.43
12/31/19
37
Multifamily
OK
09/01/24
N
5,848,882.94
33,305.48
0.00
04/01/21
0.00
0
22,353.64
0.00
4.430
2.54
12/31/20
38
Office
IN
08/01/24
N
6,033,012.84
32,705.07
0.00
04/01/21
0.00
0
22,688.22
0.00
4.360
1.73
12/31/20
39
Retail
TX
09/01/24
N
5,481,334.26
31,458.71
0.00
04/01/21
0.00
0
21,336.14
0.00
4.512
1.41
12/31/20
40
Mobile Home
CA
08/01/24
N
6,000,000.00
23,146.67
0.00
04/01/21
0.00
0
23,146.67
0.00
4.480
4.14
12/31/19

April 2021
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
41
Mobile Home
CO
09/01/24
N
5,657,885.73
29,646.78
0.00
04/01/21
0.00
0
22,318.58
0.00
4.575
1.99
12/31/19
42
Multifamily
TX
09/01/24
N
5,089,595.81
29,653.48
0.00
04/01/21
0.00
0
20,504.04
0.00
4.670
2.36
12/31/20
43
Multifamily
TX
08/01/21
05/25/18
44
Office
CA
09/01/24
05/16/18
45
Office
NC
08/01/24
N
0.00
27,487.80
4,799,681.18 03/23/21
04/01/21
0.00
0
19,457.88
692,141.59
4.700
2.35
12/31/20
46
Retail
CA
08/01/24
N
5,200,000.00
19,402.21
0.00
04/01/21
0.00
0
19,402.21
0.00
4.333
2.20
12/31/20
47
Self Storage
CA
09/01/24
N
4,607,015.36
26,691.70
0.00
04/01/21
0.00
0
18,325.76
0.00
4.611
2.22
12/31/20
48
Lodging
FL
08/01/24
N
4,677,210.43
27,055.81
0.00
04/01/21
0.00
0
20,167.65
0.00
5.000
0.04
12/31/20
49
Office
VA
08/01/24
N
4,528,000.78
25,931.89
0.00
04/01/21
0.00
0
18,356.48
0.00
4.700
1.94
12/31/20
50
Multifamily
GA
09/01/19
08/28/19
51
Retail
TX
08/01/24
N
4,410,275.26
25,304.57
0.00
04/01/21
0.00
0
17,083.62
0.00
4.490
1.25
12/31/20
52
Retail
KS
07/01/24
N
4,135,886.86
23,194.40
0.00
04/01/21
0.00
0
15,101.58
0.00
4.232
1.81
12/31/20
53
Various
XX
07/01/24
N
3,769,343.87
25,456.39
0.00
04/01/21
0.00
0
15,208.97
0.00
4.673
1.81
12/31/19
54
Retail
VA
08/01/24
N
3,831,705.26
21,855.11
0.00
04/01/21
0.00
0
14,637.81
0.00
4.428
1.44
12/31/20
55
Retail
UT
08/01/24
N
4,200,000.00
16,672.83
0.00
04/01/21
0.00
0
16,672.83
0.00
4.610
1.80
12/31/20
56
Multifamily
TN
08/01/24
06/11/18
57
Retail
NC
08/01/24
N
3,657,713.69
20,916.62
0.00
04/01/21
0.00
0
14,058.21
0.00
4.455
1.58
12/31/20
58
Retail
AZ
07/01/24
N
3,650,555.72
20,904.33
0.00
04/01/21
0.00
0
14,015.13
0.00
4.450
0.00
59
Multifamily
FL
09/01/24
N
3,751,052.55
20,735.48
0.00
04/01/21
0.00
0
15,364.81
0.00
4.750
0.00
60
Various
XX
09/01/24
N
3,224,330.61
20,420.83
0.00
04/01/21
0.00
0
13,079.30
0.00
4.700
1.69
12/31/19
61
Retail
AZ
09/01/24
N
2,748,117.49
18,716.23
0.00
04/01/21
0.00
0
11,507.31
0.00
4.850
0.00
62
Retail
NV
09/01/24
N
2,621,288.25
15,388.60
0.00
04/01/21
0.00
0
10,740.81
0.00
4.750
1.55
12/31/20
63
Office
IL
07/01/19
04/01/19
64
Multifamily
KS
09/01/24
N
1,950,582.11
10,895.09
0.00
04/01/21
0.00
0
7,118.75
0.00
4.230
1.91
12/31/20
65
Self Storage
FL
09/01/24
N
1,957,353.73
10,969.19
0.00
04/01/21
0.00
0
7,934.13
0.00
4.700
3.84
12/31/20
926,334,325.42
4,549,673.53
4,799,681.18
0.00
66
Totals:
Count:
3,531,186.14
692,141.59
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

April 2021
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

April 2021
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
0M to 4.9M
16
$57,720,431.97
6.23%
5M to 9.9M
16
$106,972,269.65
11.55%
10M to 14.9M
7
$80,459,703.86
8.69%
15M to 19.9M
3
$51,342,735.82
5.54%
20M to 24.9M
1
$23,149,178.36
2.50%
25M to 29.9M
3
$83,431,115.98
9.01%
30M to 34.9M
1
$32,507,617.42
3.51%
35M to 39.9M
1
$36,844,414.52
3.98%
50M to 54.9M
1
$54,979,480.48
5.94%
60M to 64.9M
1
$60,500,000.00
6.53%
90M to 94.9M
1
$94,027,377.36
10.15%
240M to 244.9M
1
$244,400,000.00
26.38%
Total
52
$926,334,325.42
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.250% - 3.490%
1
$94,027,377.36
10.15%
4.000% - 4.240%
2
$6,086,468.97
0.66%
4.250% - 4.490%
15
$385,965,627.31
41.67%
4.500% - 4.740%
17
$228,946,254.00
24.72%
4.750% - 4.990%
11
$95,863,948.92
10.35%
5.000% - 5.240%
4
$72,529,762.16
7.83%
5.250% - 5.490%
1
$25,664,965.69
2.77%
5.500% - 5.740%
1
$17,249,921.01
1.86%
Total
52
$926,334,325.42
100.00%
Gross Rate
Total Weighted Average Rate: 4.50%

April 2021
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
UNDEFINED
1
$244,400,000.00
26.38%
CALIFORNIA
10
$172,805,511.17
18.65%
VARIOUS
8
$144,311,979.45
15.58%
ILLINOIS
1
$94,027,377.36
10.15%
VIRGINIA
4
$45,246,515.46
4.88%
PUERTO RICO
1
$36,844,414.52
3.98%
TENNESSEE
1
$32,507,617.42
3.51%
FLORIDA
5
$27,596,235.17
2.98%
TEXAS
4
$23,644,785.60
2.55%
NORTH DAKOTA
1
$17,249,921.01
1.86%
LOUISIANA
2
$14,452,515.11
1.56%
NORTH CAROLINA
2
$13,813,977.34
1.49%
INDIANA
2
$12,231,581.95
1.32%
MISSISSIPPI
1
$8,388,694.76
0.91%
CONNECTICUT
1
$8,000,000.00
0.86%
ARIZONA
2
$6,398,673.21
0.69%
KANSAS
2
$6,086,468.97
0.66%
OKLAHOMA
1
$5,848,882.94
0.63%
COLORADO
1
$5,657,885.73
0.61%
UTAH
1
$4,200,000.00
0.45%
NEVADA
1
$2,621,288.25
0.28%
Total
52
$926,334,325.42
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
1
$10,283,159.82
1.11%
Lodging
5
$45,058,190.49
4.86%
Mixed Use
1
$8,000,000.00
0.86%
Mobile Home Park
2
$11,657,885.73
1.26%
Multifamily
6
$59,381,724.88
6.41%
Office
11
$473,763,876.39
51.14%
Retail
16
$167,313,139.57
18.06%
Self Storage
2
$6,564,369.09
0.71%
Various
8
$144,311,979.45
15.58%
Total
52
$926,334,325.42
100.00%
Property Type

April 2021
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
78 - 80
45
$831,423,281.58
89.75%
81 - 83
6
$62,403,426.42
6.74%
84 - 86
1
$32,507,617.42
3.51%
Total
52
$926,334,325.42
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 80
Count
Balance ($)
%
0 - 2
1
$25,664,965.69
2.77%
33 - 35
1
$32,507,617.42
3.51%
39 - 41
46
$757,886,790.31
81.82%
42 - 44
3
$81,008,801.71
8.75%
63 - 65
1
$29,266,150.29
3.16%
Total
52
$926,334,325.42
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 40

April 2021
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
-0.50 - -0.01
2
$23,448,490.12
2.53%
0.000 - 0.490
6
$109,123,837.77
11.78%
1.000 - 1.490
9
$177,014,611.30
19.11%
1.500 - 1.990
20
$142,176,739.77
15.35%
2.000 - 2.490
8
$75,266,976.02
8.13%
2.500 - 2.990
3
$110,101,902.19
11.89%
3.000 - 3.490
1
$36,844,414.52
3.98%
3.500 - 3.990
1
$1,957,353.73
0.21%
4.000 - 4.490
1
$6,000,000.00
0.65%
Not Avail.
1
$244,400,000.00
26.38%
Total
52
$926,334,325.42
100.00%
DSCR
Total Weighted Average DSCR: 1.21
Count
Balance ($)
%
Amortizing Balloon
21
$138,384,351.43
14.94%
IO Maturity Balloon
7
$356,800,000.00
38.52%
IO/Amortizing/Balloon
24
$431,149,973.99
46.54%
Total
52
$926,334,325.42
100.00%
Amortization Type

April 2021
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
28,500,000.00
09/01/2024
4.50
F
10
10,283,159.82
10/01/2044
4.65
F
23
3,650,555.72
07/01/2024
4.45
F
58
3,751,052.55
09/01/2024
4.75
F
59
2,748,117.49
09/01/2024
4.85
F
61
48,932,885.58
Count:
Totals:
5
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

April 2021
DELINQUENT LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Paid Thru
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
4
04/01/2021
298,154.16
0.00
0.00
04/16/2020
9
11
09/01/2020
158,379.04
955,165.10
11,435.00
6
12/16/2019
2
13
09/01/2020
127,052.10
895,174.01
0.00
6
04/16/2020
1
14
03/01/2016
0.00
2,083,041.48
0.00
6
10/14/2015
01/25/2017
06/02/2017
7
21
09/01/2020
65,851.27
461,044.28
0.00
6
04/16/2020
1
27
03/01/2020
50,778.11
625,458.34
170,054.75
6
04/09/2020
13
35
02/01/2021
42,308.13
84,632.10
33,362.84
1
03/26/2020
2
36
03/01/2020
23,933.10
355,752.84
139,487.97
6
03/22/2019
10/28/2019
07/28/2020
7
48
04/01/2021
27,011.28
0.00
0.00
9
Totals:
5,460,268.15
354,340.56
Count:
793,467.19
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure 11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

April 2021
SPECIALLY SERVICED (PART I) - LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Servicing
Xfer Date
Loan
Status
Schedule
Balance
Actual
Balance
Note
Rate
Maturity
Date
Remaining
Life
Property
Type
Geo.
Location
NOI
DSCR
NOI
Date
4
16-Apr-20
54,979,480.48
54,979,480.16
4.657
1-Aug-24
40
Various
XX
7,230,113.00
2.02
31-Dec-19
11
16-Dec-19
6
25,664,965.69
25,965,757.37
5.320
1-Oct-19
1
Various
XX
2,268,208.00
1.19
31-Dec-19
13
16-Apr-20
6
23,149,178.36
23,404,955.48
4.900
1-Aug-24
40
Various
XX
2,757,432.00
1.73
31-Dec-19
14
14-Oct-15
6
17,249,921.01
18,679,562.21
5.510
1-Sep-24
41
Lodging
ND
859,662.00
0.81
31-Dec-19
21
16-Apr-20
6
11,575,604.21
11,704,591.79
4.850
1-Aug-24
40
Various
XX
1,355,137.00
1.71
31-Dec-19
27
9-Apr-20
6
8,663,580.27
8,866,288.04
4.750
1-Sep-24
41
Lodging
TX
980,906.00
1.61
31-Dec-19
35
26-Mar-20
1
6,078,784.02
6,112,010.60
5.150
1-Sep-24
41
Lodging
LA
289,669.00
0.57
31-Dec-19
36
22-Mar-19
6
6,198,569.11
6,346,309.14
4.670
1-Aug-24
40
Retail
IN
185,934.00
0.43
31-Dec-19
Count:
156,058,954.79
153,560,083.15
8
Totals:
(1) Legend: A (Payment not received but still in grace period), B (Late Payment but less than 30 days delinq), 0 (Current), 1 (30-59 Days Delinq), 2 (60-89 Days Delinq), 3 (90-120 Days Delinq), 4 (Performing Matured Balloon),
5 (Non-Performing Matured Balloon), 6 (121+ Days Delinq).

April 2021
SPECIALLY SERVICED (PART II) - SERVICER COMMENTS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Resolution
Strategy
Comments
4
Pending Return to Mstr Servicer
Mezzanine lender completed a UCC foreclosure on 9/21/20 and has taken ownership of the properties. Loan payments are current through March.
11
Foreclosure
Loan transferred to SS 12/13/2019 due to maturity default. Counsel has engaged and the Pre-Negotiation Letter executed by the Sponsor. Third party reports have been ordered. To date, the Sponsor has been unable to secure a new loan to refi the existing debt. Court-appointed receiver in place. SS is pursuing legal proceedings.
13
Modification
Forbearance agreement was executed with obligors on 12/31/20. Monitoring performance.
14
REO
Currently re-evaluating disposition strategy and timing due to the property falling out of contract during the onset of the COVID-19 pandemic & concurrent oil price war; both events negatively impact the property. Previously projected disposition in Q4 2020, current re-projection is a dispo by Q3 2021.
21
Modification
Forbearance agreement was executed with obligors on 12/31/20. Monitoring performance.
27
Other or TBD
Loan transferred for Imminent Monetary Default as a result of the Covid-19 pandemic. The property performance has not recovered as quickly as initially anticipated. As of December 2020, occupancy, ADR and RevPAR penetration rates were 117.7%, 92.4% and 108.7%, respectively. Special servicer and Borrower have ongoing discussions regarding potential debt relief terms and processing new round of PPP.
35
Foreclosure
Moving forward with foreclosure. Keeper in place at the property.
36
REO
Property is currently 26% occupied by 11 tenants. Anchor, Bon-Ton (Carson's) (44% GLA) filed CH 11 BK and closed. Zimmer US (12% GLA) vacated
12/31/2018. Payless and Pier 1 Imports filed BK and vacated. Sears (appliances) has vacated. Foreclosure sale occurred on 7/28/2020. Receiver stayed on as property manager, Special Servicer is currently preparing business plan. Recovery date placeholder of 9/30/21.

are posted on the Certificate Administrator's Website.
Certificateholder may access notices on the Certificate Administrator's Website and each Certificateholder may register to receive email notifications when notices
Notice to Investors
April 2021
OTHER RELATED INFORMATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

April 2021
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans